FRANKLIN GROWTH AND INCOME VIP FUND

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CLASS 1 AND 2

Summary Prospectus	May 1, 2026

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/fundreportsvip. You can also get this information at no cost by calling 1-888-FRANKLIN or by sending an e-mail request to: prospectus.us.franklintempleton@fisglobal.com. The Fund’s prospectus and statement of additional information, both dated May 1, 2026, as may be amended from time to time, are incorporated by reference into this Summary Prospectus, which means that they are legally a part of this Summary Prospectus. Shares of the insurance funds of Franklin Templeton Variable Insurance Products Trust are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts to serve as the underlying investment vehicles for variable contracts; (2) certain qualified plans; and (3) other mutual funds (fund of funds). This Summary Prospectus is not intended for use by other investors. Please check with your insurance company for availability. Please read this Summary Prospectus together with your variable annuity or variable life insurance product prospectus.

SUMMARY PROSPECTUS

FRANKLIN GROWTH AND INCOME VIP FUND

Investment Goal

Capital appreciation. Its secondary goal is current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management fees	0.63%	0.63%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.16%	0.16%
Total annual Fund operating expenses	0.79%	1.04%
Fee waiver and/or expense reimbursement[1]	-0.20%	-0.20%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.59%	0.84%

1. The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.59% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$60	$232	$418	$958
Class 2	$86	$311	$554	$1,252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36.30% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in equity securities, including common stock, preferred stock and securities convertible into common stocks. The Fund generally invests primarily in common stocks, and the remainder of its net assets in other equity-related instruments such as convertible securities, equity-linked notes (ELNs), and real estate investment trust (REITs). The Fund does not currently anticipate investing more than 15% of its net assets in foreign securities.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund’s strategy is to invest in a broadly diversified portfolio of equity securities that the Fund’s investment manager considers to be financially strong, with a focus on "blue chip" companies. The investment manager applies a "bottom-up" approach to investing in individual securities. The investment manager will assess the market price of a company's securities relative to the investment manager's evaluation of the company's long-term earnings, cash flow potential and balance sheet strength. The investment manager also considers various financial metrics, including a company's price/earnings ratio, return on capital, profit margins and asset value. The Fund’s investment manager considers dividend yield and the opportunity for dividend growth in selecting stocks for the Fund because the investment manager believes that, over time, dividend income can contribute significantly to total return and can be a more consistent source of investment return than capital appreciation. The Fund may also invest up to 10% of its net assets in REITs.

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SUMMARY PROSPECTUS

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Focus: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Blend Style Investing:  A “blend” strategy results in investments in both value and growth stocks, or in stocks with characteristics of both. If other investors fail to recognize the company's value, or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the Fund's investment manager or may decline even further. With respect to growth stocks, stock prices reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections.

Income: The Fund’s distributions to shareholders may decline when prevailing interest rates fall or when dividend income from investments in stocks decline.

Equity-Linked Notes (ELNs): Investments in ELNs often have risks similar to their underlying securities or index, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Should the prices of the underlying securities or index move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with their underlying securities, index or a fixed-income investment.

REITs: A REIT’s performance depends on the types, values and locations of the properties and companies it owns and how well those properties and companies are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole. These risks may also apply to securities of REIT-like entities domiciled outside the U.S.

Convertible Securities: Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Foreign Securities (non-U.S.): Investing in foreign securities typically involves different risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater

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SUMMARY PROSPECTUS

price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Interest Rate: Common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. The opposite can also be true: the prices of higher yielding stocks may tend to rise when interest rates fall. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. Increases in interest rates may also have a negative effect on the types of companies in which the Fund normally invests because these companies may find it more difficult to obtain credit to expand, may have more difficulty meeting interest payments or may pay lower dividends due to the higher costs of borrowing.

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

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Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Class 2 Annual Total Returns

Best Quarter:	2020, Q2	14.30%
Worst Quarter:	2020, Q1	-22.98%

Average Annual Total Returns

For periods ended December 31, 2025

	1 Year	5 Years	10 Years
Franklin Growth and Income VIP Fund - Class 1	16.98%	12.16%	11.39%
Franklin Growth and Income VIP Fund - Class 2	16.90%	11.90%	11.12%
Russell 3000® Index (index reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.28%
Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	10.53%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	17.88%	14.43%	14.82%

No one index is representative of the Fund's portfolio.

Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

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SUMMARY PROSPECTUS

Investment Manager

Franklin Advisers, Inc. (Advisers or investment manager)

Portfolio Managers

Matthew D. Quinlan
Senior Vice President of Advisers and portfolio manager of the Fund since 2011.

Daniel Nuckles, CFA, CPA
Portfolio Manager of Advisers and portfolio manager of the Fund since October 2025.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies’ separate accounts (Insurers) to fund variable annuity or variable life insurance contracts and to qualified plans. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other mutual funds, either as underlying funds in a fund of funds or in other structures. In addition, Fund shares are held by a limited number of Insurers, qualified retirement plans and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, qualified retirement plans or funds of funds could reduce Fund assets, causing total Fund expenses to become higher than the numbers shown in the fees and expenses table above.

The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds are included in those funds' prospectuses. The terms of offering of qualified retirement plans are described in their disclosure documents. Investors should consult the variable contract prospectus, fund of fund prospectus, or plan disclosure documents for more information on fees and expenses imposed by variable insurance contracts, funds of funds or qualified retirement plans, respectively.

Taxes

Because shares of the Fund are generally purchased through variable annuity contracts or variable life insurance contracts, the Fund's distributions (which the Fund expects, based on its investment goals and strategies to consist of ordinary income, capital gains or some combination of both) will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts which offer Fund shares and/or for other services. These payments may create a conflict of interest for an intermediary or be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract. For more information, ask your insurance company or financial advisor, visit your insurance company’s or intermediary’s website, or consult the Contract prospectus or this Fund prospectus.

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SUMMARY PROSPECTUS

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Investment Company Act file #811-05583 © 2026 Franklin Templeton. All rights reserved.	767 PSUM 05/26